Financial Instruments (Details 6) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities
Total loans and borrowings		R$ 3,489,858	R$ 1,091,157	R$ 652,545	R$ 96,570
Financial liabilities at amortized cost
Financial liabilities
Total loans and borrowings	[1]	R$ 3,489,858	R$ 1,091,157

[1]	Includes Brazilian real-denominated transactions with credit institutions resulting from loan and financing credit facilities and on lending in Brazil (BNDES/ FINAME).